Derivative Instruments and Hedging Activities (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Derivative Instruments and Hedging Activities (Details) [Line Items]
Foreign exchange derivative contracts
Capital assets			₨ 1,001
Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Fair value of derivative asset	4,935		4,404		$ 60.0
Amortization of the cost	1,726	$ 21.0	1,302
Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Fair value of derivative asset			12
Capital assets
Foreign Exchange Option [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Foreign exchange derivative contracts
Foreign Exchange Option [Member] | Minimum [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Foreign exchange derivative	8 months 12 days	8 months 12 days
Foreign Exchange Option [Member] | Minimum [Member] | Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Foreign exchange derivative	1 month	1 month
Foreign Exchange Option [Member] | Maximum [Member] | Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Foreign exchange derivative	3 years 3 months 18 days	3 years 3 months 18 days
Foreign Exchange Option [Member] | Maximum [Member] | Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities (Details) [Line Items]
Foreign exchange derivative	9 months	9 months